Working Capital Facilities (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Working Capital Facilities
Promissory Note Beginning balance	$ 519	$ 1,026
Finance costs	14	37
Repayment of Promissory Note (ii)	(533)	0
Repayment of Promissory Note(i)	0	(507)
Finance cost paid with options	0	(37)
Promissory Note Ending balance	$ 0	$ 519